Asset retirement obligation	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Asset retirement obligation [Text Block]
19.	Asset retirement obligation

The decommissioning liability consists of reclamation and closure costs for the Company’s Ghanaian mining properties. Reclamation and closure activities include land rehabilitation, dismantling of buildings and mine facilities, ongoing care and maintenance and other costs. The undiscounted cash flow amount of the total obligation was $45.5 million as at December 31, 2017 (2016 - $35.0 million) and the present value of the obligation was estimated at $30.8 million (2016 - $25.4 million).

The discount rates used by the Company in 2017 ( 2.49%) and 2016 ( 2.62%) were based on prevailing risk-free pre-tax rates in the United States (given the majority of reclamation costs will be incurred in US dollars), for periods of time which coincide with the periods over which the decommissioning costs were discounted. The inflation rates used in the asset retirement obligation calculation for 2017 ( 1.70%) and 2016 ( 1.77%) were based on US inflation data, given the majority of reclamation costs will be incurred in US dollars.

The following table shows the movement in the asset retirement obligation for the years ended December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
	$	$
Balance, beginning of year	25,374	18,741
Accretion expense	650	398
Change in obligation	4,766	6,235
Balance, end of year	30,790	25,374